Property and Equipment	6 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 6 – PROPERTY AND EQUIPMENT

Property and equipment, net consisted of the following:

	June 30,	December 31,
(in thousands)	2023	2022

Cost:
Laboratory equipment	$2,837	$2,851
Computers	276	276
Office furniture & equipment	317	249
Leasehold improvements	8,672	8,606
	12,102	11,982
Accumulated depreciation:
Laboratory equipment	1,690	1,432
Computers	242	203
Office furniture & equipment	34	28
Leasehold improvements	562	444
	2,528	2,107
Depreciated cost	$9,574	$9,875

Depreciation expenses for the three and six month periods ended June 30, 2023 and 2022 were $212, $421, $176 and $364 thousand, respectively.